Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,700	¥ 11,802	¥ 16,682
Reversal based on tax positions related to prior years	(37)	(258)	(11,144)
Additions based on tax positions related to the current year	1,682	11,676	6,264
Balance at end of year	$ 3,345	¥ 23,220	¥ 11,802